Related Party Disclosures - Summary of Disclosure of Transactions Between Related Parties (Detail) - HKD ($) $ in Thousands		12 Months Ended
	Jun. 30, 2019	Apr. 30, 2022	Apr. 30, 2021	Apr. 30, 2020
Immediate Holding CompanyUltimate Holding Company [Member] | Insurance Brokerage Services Rendered [Member]
Disclosure of transactions between related parties [line items]
Description of related party relationship		Immediate holding company/ultimate holding company
Description of nature of transactions		Insurance brokerage services rendered
Revenue from rendering of services, related party transactions		$ 84	$ 477	$ 454
Immediate Holding CompanyUltimate Holding Company [Member] | SpiderNet Ecosystem Solutions Services Rendered [Member]
Disclosure of transactions between related parties [line items]
Description of related party relationship		Immediate holding company/ultimate holding company
Description of nature of transactions		SpiderNet ecosystem solutions services rendered
Revenue from rendering of services, related party transactions		$ 12,800	7,467	0
Immediate Holding CompanyUltimate Holding Company [Member] | Corporate Expenses Allocated [Member]
Disclosure of transactions between related parties [line items]
Description of related party relationship		Immediate holding company/ultimate holding company
Description of nature of transactions		Corporate expenses allocated
Services received, related party transactions		$ 7,090	6,227	7,897
Fellow Subsidiaries [Member] | Insurance Brokerage Services Rendered [Member]
Disclosure of transactions between related parties [line items]
Description of related party relationship		Fellow subsidiaries
Description of nature of transactions		Insurance brokerage services rendered
Revenue from rendering of services, related party transactions		$ 573	87	110
A Fellow Subsidiary [Member] | Disposal Of An Investment [Member]
Disclosure of transactions between related parties [line items]
Description of related party relationship		A fellow subsidiary
Description of nature of transactions		Disposal of an investment
Disposal of investment	$ 317,102	$ 0	0	317,102
A Related Company [Member] | SpiderNet Ecosystem Solutions Services Rendered [Member]
Disclosure of transactions between related parties [line items]
Description of related party relationship		A related company
Description of nature of transactions		SpiderNet ecosystem solutions service rendered
Revenue from rendering of services, related party transactions		$ 0	$ 5,000	$ 0